                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2004

Check here if Amendment [   ]; Amendment Number:
                                                  ----------------
   This Amendment (Check only one): [   ] is a restatement.
                                    [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Bedford Oak Advisors, LLC
Address:  100 South Bedford Road
          Mt. Kisco, New York 10549

Form 13F File Number:  28-05209

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Barry Kagan
Title:   Chief Financial Officer
Phone:   (914) 242-5720

Signature, Place, and Date of Signing:

    /s/ Barry Kagan                      Mt. Kisco, New York   February 14, 2004
    --------------------------------   ---------------------   -----------------
    [Signature]                             [City, State]           [Date]

Report type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this report manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holding are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: [If there are no entries in this list, omit this section]

         None



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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                          1*
                                                    --------------

Form 13F Information Table Entry Total:                    98
                                                    -------------

Form 13F Information Table Value Total:                 286,704
                                                    -------------
                                                     (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.             Form 13F File Number          Name

    1               28-05211                      Harvey P. Eisen
    -               --------

* Mr. Eisen is the Investment Manager to Bedford Oak Advisors, LLC, which has investment discretion over the investment portfolios reported herein.



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
                                                             MARKET
                                        TITLE OF             VALUE      SHARE /        SHARE /  INVESTMENT      OTHER      VOTING
NAME OF ISSUER                           CLASS      CUSIP    (X 1000)   PRN AMOUNT     PRN      DISCRETION     MANAGERS   AUTHORITY

ALAMOSA HOLDINGS INCORPORATED             COM     011589108   624          50,000       SH     Shared-defined      1      50,000
AMERICAN REAL ESTATE PRTNR L PDEPOS       COM     029169109   1,318        46,100       SH     Shared-defined      1      46,100
ASCENTIAL SOFTWARE CORPORATION            COM     04362P207   4,404        270,000      SH     Shared-defined      1      270,000
BMC SOFTWARE INC                          COM     055921100   2,232        120,000      SH     Shared-defined      1      120,000
BAXTER INTL INC7%                         CNV     071813406   2,936        52,000       PRN    Shared-defined      1      52,000
BEA SYSTEMS INC                           COM     073325102   886          100,000      SH     Shared-defined      1      100,000
BEDFORD PROPERTY INVESTORS INC            COM     076446301   710          25,000       SH     Shared-defined      1      25,000
BERKSHIRE HATHAWAY INC.                   COM     084670207   2,936        1,000        SH     Shared-defined      1      1,000
BORDERS GROUP INC                         COM     099709107   2,540        100,000      SH     Shared-defined      1      100,000
CALPINE CORPORATION                       COM     131347106   1,576        400,000      SH     Shared-defined      1      400,000
CASUAL MALE RETAIL GRP INC                COM     148711104   545          100,000      SH     Shared-defined      1      100,000
CENDANT CORPORATION                       COM     151313103   3,507        150,000      SH     Shared-defined      1      150,000
CINCINNATI BELL INC                       COM     171871106   415          100,000      SH     Shared-defined      1      100,000
CIRCUIT CITY STORES, INC.                 COM     172737108   3,441        220,000      SH     Shared-defined      1      220,000
CINTAS CORP                               COM     172908105   3,070        70,000       SH     Shared-defined      1      70,000
CITIGROUP INCORPORATED                    COM     172967101   2,264        47,000       SH     Shared-defined      1      47,000
CITIZENS COMMUNICATIONS CO                COM     17453B101   2,069        150,000      SH     Shared-defined      1      150,000
COCA-COLA CO                              COM     191216100   8,328        200,000      SH     Shared-defined      1      200,000
COLUMBIA LABORATORIES, INC.               COM     197779101   781          295,100      SH     Shared-defined      1      295,100
COMCAST CORPORATION                       COM     20030N200   8,059        245,400      SH     Shared-defined      1      245,400
COMPUTER NETWORK TECH CORP                CNV     204925AC5   228          250,000      PRN    Shared-defined      1      250,000
CONVERA CORPORATIONCMN                    COM     211919105   978          210,400      SH     Shared-defined      1      210,400
CONTINUCARE CORPORATION                   COM     212172100   1,546        618,200      SH     Shared-defined      1      618,200
CROWN MEDIA HLDGS INC                     COM     228411104   860          100,000      SH     Shared-defined      1      100,000
DST SYSTEM INC                            COM     233326107   1,564        30,000       SH     Shared-defined      1      30,000
DANIELSON HOLDING CORP.                   COM     236274106   1,707        202,000      SH     Shared-defined      1      202,000
DIGIMARC CORP                             COM     253807101   466          50,000       SH     Shared-defined      1      50,000
DIRECTV GROUP INC                         COM     25459L106   7,198        430,000      SH     Shared-defined      1      430,000
EMC CORPORATION MASS                      COM     268648102   2,974        200,000      SH     Shared-defined      1      200,000
ECHOSTAR COMMUNICATIONS CORP              COM     278762109   7,524        226,300      SH     Shared-defined      1      226,300
ELAN CORP PLC                             COM     284131208   1,428        52,400       SH     Shared-defined      1      52,400
EMMIS COMMUNICATIONS CORP                 COM     291525103   633          33,000       SH     Shared-defined      1      33,000
EQUITY LIFESTYLE PPTYS INC                COM     29472R108   358          10,000       SH     Shared-defined      1      10,000
EQUITY OFFICE PROPERTIES TRUST            COM     294741103   6,083        208,900      SH     Shared-defined      1      208,900
GP STRATEGIES CORP                        COM     36225V104   15,890       2,132,872    SH     Shared-defined      1      2,132,872
GATEWAY INC                               COM     367626108   1,202        200,000      SH     Shared-defined      1      200,000
GENERAL ELECTRIC CO                       COM     369604103   8,395        230,000      SH     Shared-defined      1      230,000
GLACIER WTR SVCS INC                      COM     376395109   2,418        89,600       SH     Shared-defined      1      89,600
GTECH HOLDINGS CORPORATION                COM     400518106   3,893        150,000      SH     Shared-defined      1      150,000
IMAX CORPORATION                          COM     45245E109   412          50,000       SH     Shared-defined      1      50,000
IMERGENT, INC.                            COM     45247Q100   151          10,000       SH     Shared-defined      1      10,000
INFOCROSSING INC                          COM     45664X109   728          43,000       SH     Shared-defined      1      43,000
INTELIDATA TECHNOLOGIES CORP              COM     45814T107   210          314,000      SH     Shared-defined      1      314,000
INTL GAME TECHNOLOGY                      COM     459902102   4,298        125,000      SH     Shared-defined      1      125,000
IVAX CORP (FLORIDA)                       COM     465823102   3,148        199,000      SH     Shared-defined      1      199,000
JPMORGAN CHASE & CO                       COM     46625H100   12,280       314,800      SH     Shared-defined      1      314,800
KAYNE ANDERSON MLP                        COM     486606106   3,275        131,000      SH     Shared-defined      1      131,000
LEAPFROG ENTEPRISES, INC.                 COM     52186N106   884          65,000       SH     Shared-defined      1      65,000
LEGGETT & PLATT INC                       COM     524660107   1,706        60,000       SH     Shared-defined      1      60,000
LEVEL 3 COMMUNICATIONS INC                COM     52729N100   1,017        300,000      SH     Shared-defined      1      300,000
LIMITED BRANDS, INC.                      COM     532716107   10,359       450,000      SH     Shared-defined      1      450,000
MCDATA CORP                               COM     580031201   2,372        398,000      SH     Shared-defined      1      398,000
MC DONALDS CORP                           COM     580135101   9,618        300,000      SH     Shared-defined      1      300,000
MED-DESIGN CORP                           COM     583926100   447          344,000      SH     Shared-defined      1      344,000
MEDIS TECHNOLOGIES LTD                    COM     58500P107   1,077        58,700       SH     Shared-defined      1      58,700
MEDTRONIC INC                             COM     585055106   2,484        50,000       SH     Shared-defined      1      50,000
MICROSOFT CORPORATION                     COM     594918104   8,882        332,400      SH     Shared-defined      1      332,400
MOLEX INC                                 COM     608554200   2,757        103,440      SH     Shared-defined      1      103,440
MORGAN STANLEY                            COM     617446448   2,776        50,000       SH     Shared-defined      1      50,000
MOTOROLA INC                              COM     620076109   3,440        200,000      SH     Shared-defined      1      200,000
NEXTEL COMMUNICATIONS                     COM     65332V103   1,501        50,000       SH     Shared-defined      1      50,000
NEXTEL PARTNERS INC                       COM     65333F107   977          50,000       SH     Shared-defined      1      50,000
NYFIX INC                                 COM     670712108   3,439        555,500      SH     Shared-defined      1      555,500
OCCULOGIX, INC.                           COM     67461T107   102          10,000       SH     Shared-defined      1      10,000
PEMCO AVIATION GROUP INC                  COM     706444106   545          20,000       SH     Shared-defined      1      20,000
PENN TREATY AMERN CORP                    COM     707874103   1,045        500,000      SH     Shared-defined      1      500,000
PHOENIX TECHNOLOGY LTD                    COM     719153108   2,065        250,000      SH     Shared-defined      1      250,000
PROLONG INTERNATIONAL CORP                COM     743411100   48           200,000      SH     Shared-defined      1      200,000
QCOM(AAONV)   @42.5  EXP02/19/2005        PUT     747525103   390          2,000        SH     Shared-defined      1      2,000
QUALCOMM INC                              COM     747525103   8,480        200,000      SH     Shared-defined      1      200,000
RADIOSHACK CORP                           COM     750438103   7,441        226,300      SH     Shared-defined      1      226,300
READER'S DIGEST ASSOC., INC.              COM     755267101   765          55,000       SH     Shared-defined      1      55,000
REGAL ENTERTAINMENT GROUP                 COM     758766109   1,141        55,000       SH     Shared-defined      1      55,000
REWARDS NETWORK INC                       COM     761557107   3,920        560,000      SH     Shared-defined      1      560,000
SBC COMMUNICATIONS INC                    COM     78387G103   2,577        100,000      SH     Shared-defined      1      100,000
S1 CORPORATION                            COM     78463B101   679          75,000       SH     Shared-defined      1      75,000
SIGMA ALDRICH CORP                        COM     826552101   1,814        30,000       SH     Shared-defined      1      30,000
SIRIUS SATELLITE RADIO INC                COM     82966U103   2,286        300,000      SH     Shared-defined      1      300,000
SIX FLAGS INC                             COM     83001P109   1,611        300,000      SH     Shared-defined      1      300,000
SKILLSOFT PUBLIC LIMITED COSPONSORED      COM     830928107   3,390        600,000      SH     Shared-defined      1      600,000
SOURCE INTERLINK COS INC                  COM     836151209   212          16,000       SH     Shared-defined      1      16,000
SPRINT CORP                               COM     852061100   3,728        150,000      SH     Shared-defined      1      150,000
STAPLES, INC.                             COM     855030102   1,180        35,000       SH     Shared-defined      1      35,000
SYCAMORE NETWORKS INC                     COM     871206108   812          200,000      SH     Shared-defined      1      200,000
SYMBOL TECHNOLOGIES                       COM     871508107   2,595        150,000      SH     Shared-defined      1      150,000
TIME WARNER INC.                          COM     887317105   1,945        100,000      SH     Shared-defined      1      100,000
VALUEVISION MEDIA INC                     COM     92047K107   7,790        560,000      SH     Shared-defined      1      560,000
VZ(VZNH)   @40    EXP02/19/2005           PUT     92343V104   241          2,413        SH     Shared-defined      1      2,413
VERIZON COMMUNICATIONS                    COM     92343V104   10,261       253,300      SH     Shared-defined      1      253,300
VIGNETTE CORPORATION                      COM     926734104   417          300,000      SH     Shared-defined      1      300,000
WACHOVIA CORP                             COM     929903102   3,819        72,600       SH     Shared-defined      1      72,600
WASTE MANAGEMENT INC                      COM     94106L109   2,994        100,000      SH     Shared-defined      1      100,000
WEBMD CORP                                COM     94769M105   2,856        350,000      SH     Shared-defined      1      350,000
WYNDHAM INTERNATIONAL, INC.               COM     983101106   595          500,000      SH     Shared-defined      1      500,000
XM SATELLITE RADIO HLDGS INC              COM     983759101   9,473        251,800      SH     Shared-defined      1      251,800
YOUNG BROADCASTING INC                    COM     987434107   528          50,000       SH     Shared-defined      1      50,000
PXRE GROUP LTD                            COM     G73018106   1,008        40,000       SH     Shared-defined      1      40,000
SEAGATE TECHNOLOGY                        COM     G7945J104   1,727        100,000      SH     Shared-defined      1      100,000
                                                              286704
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